Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Property and Equipment, Net [Line Items]
Subtotal	$ 4,748,218	$ 1,529,470
Less: accumulated depreciation	(3,666,284)	(1,149,155)
Total property and equipment, net	1,081,934	380,315
Office equipment [Member]
Property and Equipment, Net [Line Items]
Subtotal	2,811,608	1,003,594
Motor vehicle [Member]
Property and Equipment, Net [Line Items]
Subtotal	640,258
Furniture & Fitting [Member]
Property and Equipment, Net [Line Items]
Subtotal	303,358	70,563
Office and warehouse renovation [Member]
Property and Equipment, Net [Line Items]
Subtotal	$ 992,994	$ 455,313